GENERAL INFORMATION (Details Narrative) $ in Thousands			12 Months Ended
	Apr. 02, 2016	Jan. 16, 2016 shares	Dec. 31, 2017 USD ($) Employee shares	Dec. 11, 2017 shares	Dec. 31, 2016 shares	Aug. 18, 2016 shares	Dec. 31, 2015 shares
Disclosure of subsidiaries [line items]
Number of revised authorized shares capital stock			608,374,525		608,374,525		551,847,819
Number of average employees | Employee			43,593
Number of employees | Employee			43,095
Administrative Staff [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee			6,922
Maintenance Staff [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee			4,742
Operations Staff [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee			15,126
Cabin Crew [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee			9,016
Controls Crew [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee			3,957
Sales Staff [Member]
Disclosure of subsidiaries [line items]
Number of employees | Employee			3,332
Cueto Group [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest holding by controlling shareholder			27.91%
1485 Registered Shareholders [Member]
Disclosure of subsidiaries [line items]
Percentage of share capital in form of ADRs			4.14%
Common/Ordinary Shares [Member]
Disclosure of subsidiaries [line items]
Number of shares subscribed and paid capital			606,407,693		606,407,693
Number of shares issued						61,316,424
Number of shares placed			60,849,592
Number of revised authorized shares capital stock			608,374,525		61,316,424
Number of shares pending of subscription and payment			1,966,832		4,789,718
Number of shares allocated for stock option plan			1,500,000
Number of balances shares for placement of the last capital increase			466,832
Number of previously authorized shares capital stock					613,164,243
Number of shares for subscription and payment expired			30,499,685		4,789,718
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Number of balances shares for placement of the last capital increase				210,000
Lan Pax Group S.A. and Subsidiaries [Member] | Class C [Member]
Disclosure of subsidiaries [line items]
Number of shares placed		90,000,000
Percentage of equity ownership		99.8656%
Percentage of ownership chages for capital increase		4.87%
Peuco Finance Limited [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership			100.00%
Inmobiliaria Aeronautica S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership			100.00%
Rampas Andes Airport Services S.A. [Member]
Disclosure of subsidiaries [line items]
Sale value | $			$ 8,624
TEP Chile S.A [Member]
Disclosure of subsidiaries [line items]
Maximum percentage of voting rights			51.00%
Number of voting shares hold			938
Holdco I S.A [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of economic rights			99.99%
Percentage of rights politicians product			49.00%
Maximum percentage of voting rights			49.00%
Number of voting shares hold			901
Aerovias de Integracion Regional, AIRES S.A. [Member] | Inversiones Lan S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership			99.1941%
Decrease in ownership interest			9.498%
Number of shares acquired			4,951
Multiplus Corretora de Seguros Ltda [Member] | TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership	99.99%
Multiplus Corretora de Seguros Ltda [Member] | TAM S.A. and Subsidiaries [Member] | Prismah Fidelidade Ltda [Member]
Disclosure of subsidiaries [line items]
Percentage of equity ownership			99.99%